Commitments	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments
The annual future minimum operating lease payments for heavy equipment, office equipment and premises, excluding contingent rentals, for the next five years and thereafter are as follows:

For the year ending December 31,
2017	$3,578
2018	3,234
2019	3,323
2020	3,447
2021 and thereafter	8,205
$21,787

Total contingent rentals on operating leases consisting principally of usage (recovery) charges in excess of minimum contracted amounts for the years ended December 31, 2016 and 2015 amounted to $403 and $524, respectively.